Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2020
Registrant Name	VIRTUS OPPORTUNITIES TRUST
Entity Central Index Key	0001005020
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 30, 2021
Document Effective Date	Nov. 30, 2021
Prospectus Date	Feb. 01, 2021
Virtus KAR Emerging Markets Small-Cap Fund | Class A
Prospectus:
Trading Symbol	VAESX
Virtus KAR Emerging Markets Small-Cap Fund | Class C
Prospectus:
Trading Symbol	VCESX
Virtus KAR Emerging Markets Small-Cap Fund | Class I
Prospectus:
Trading Symbol	VIESX
Virtus KAR Emerging Markets Small-Cap Fund | Class R6
Prospectus:
Trading Symbol	VRESX
Virtus Newfleet Multi-Sector Short Term Bond Fund | Class A
Prospectus:
Trading Symbol	NARAX
Virtus Newfleet Multi-Sector Short Term Bond Fund | Class C
Prospectus:
Trading Symbol	PSTCX
Virtus Newfleet Multi-Sector Short Term Bond Fund | Class C1
Prospectus:
Trading Symbol	PMSTX
Virtus Newfleet Multi-Sector Short Term Bond Fund | Class I
Prospectus:
Trading Symbol	PIMSX
Virtus Newfleet Multi-Sector Short Term Bond Fund | Class R6
Prospectus:
Trading Symbol	VMSSX
Virtus Newfleet Tax-Exempt Bond Fund | Class I
Prospectus:
Trading Symbol	HXBIX
Virtus Newfleet Tax-Exempt Bond Fund | Class A
Prospectus:
Trading Symbol	HXBZX
Virtus Newfleet Tax-Exempt Bond Fund | Class C
Prospectus:
Trading Symbol	PXCZX